JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Aerospace & Defense — 1.4%
BWX Technologies, Inc.	44,087	4,978,745
Curtiss-Wright Corp.	18,407	6,386,125
Hexcel Corp.	40,043	2,610,804
Huntington Ingalls Industries, Inc.	19,121	3,771,808
Leonardo DRS, Inc. *	35,055	1,232,183
Loar Holdings, Inc. *	6,097	484,589
Spirit AeroSystems Holdings, Inc., Class A *	55,562	1,889,664
Standardaero, Inc. *	36,938	991,416
Woodward, Inc.	27,288	5,055,102
		27,400,436
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	56,035	5,574,922
GXO Logistics, Inc. *	57,193	2,599,422
		8,174,344
Automobile Components — 0.6%
Autoliv, Inc. (Sweden)	33,393	3,227,767
BorgWarner, Inc.	109,547	3,494,549
Gentex Corp.	112,490	2,915,741
Lear Corp.	27,365	2,574,773
		12,212,830
Automobiles — 0.5%
Harley-Davidson, Inc.	64,866	1,755,274
Lucid Group, Inc. * (a)	586,704	1,619,303
Rivian Automotive, Inc., Class A * (a)	346,230	4,348,649
Thor Industries, Inc.	24,666	2,536,651
		10,259,877
Banks — 4.8%
Bank OZK	51,831	2,632,496
BOK Financial Corp.	11,042	1,219,258
Cadence Bank	86,863	3,057,578
Columbia Banking System, Inc.	99,988	2,789,665
Comerica, Inc.	63,467	4,272,598
Commerce Bancshares, Inc.	64,306	4,295,641
Cullen/Frost Bankers, Inc.	29,007	4,043,576
First Financial Bankshares, Inc.	68,684	2,559,166
First Horizon Corp.	260,840	5,709,788
FNB Corp.	172,191	2,701,677
Glacier Bancorp, Inc.	54,684	2,716,154
Hancock Whitney Corp.	41,467	2,477,239
Home BancShares, Inc.	93,711	2,829,135
Old National Bancorp	153,367	3,657,803
Pinnacle Financial Partners, Inc.	37,025	4,619,609
Popular, Inc. (Puerto Rico)	34,064	3,506,548
Prosperity Bancshares, Inc.	45,691	3,655,280
SouthState Corp.	46,881	4,950,165
Synovus Financial Corp.	70,383	3,971,009

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
TFS Financial Corp.	25,416	348,707
UMB Financial Corp.	33,240	3,918,996
United Bankshares, Inc.	64,427	2,480,439
Valley National Bancorp	226,678	2,330,250
Webster Financial Corp.	82,807	4,988,294
Western Alliance Bancorp	52,634	4,624,949
Wintrust Financial Corp.	31,198	4,081,010
Zions Bancorp NA	71,309	4,125,939
		92,562,969
Beverages — 0.3%
Celsius Holdings, Inc. *	76,778	1,917,915
Coca-Cola Consolidated, Inc.	2,515	3,439,564
National Beverage Corp.	11,837	497,746
		5,855,225
Biotechnology — 3.6%
Alkermes plc *	81,289	2,563,042
Amicus Therapeutics, Inc. *	127,133	1,217,934
Apellis Pharmaceuticals, Inc. *	39,194	1,137,018
Blueprint Medicines Corp. *	29,839	3,357,783
CRISPR Therapeutics AG (Switzerland) * (a)	40,935	1,702,487
Cytokinetics, Inc. *	56,009	2,770,205
Exelixis, Inc. *	139,497	4,624,326
Halozyme Therapeutics, Inc. *	61,323	3,473,335
Immunovant, Inc. *	30,000	652,200
Insmed, Inc. *	85,333	6,534,801
Ionis Pharmaceuticals, Inc. *	70,875	2,260,912
Madrigal Pharmaceuticals, Inc. *	7,658	2,563,898
Natera, Inc. *	58,897	10,420,057
Revolution Medicines, Inc. *	75,221	3,230,742
Roivant Sciences Ltd. *	207,481	2,309,263
Sarepta Therapeutics, Inc. *	43,944	4,997,312
Summit Therapeutics, Inc. * (a)	54,418	1,169,987
Ultragenyx Pharmaceutical, Inc. *	40,053	1,723,481
United Therapeutics Corp. *	18,423	6,469,605
Vaxcyte, Inc. *	52,871	4,669,567
Viking Therapeutics, Inc. *	50,042	1,638,875
		69,486,830
Broadline Retail — 0.5%
Dillard's, Inc., Class A (a)	2,000	936,220
Etsy, Inc. *	56,280	3,090,335
Macy's, Inc.	132,051	2,057,354
Ollie's Bargain Outlet Holdings, Inc. *	29,733	3,315,527
		9,399,436
Building Products — 2.3%
A O Smith Corp.	58,254	3,920,494
AAON, Inc.	32,871	3,825,527

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Advanced Drainage Systems, Inc.	34,039	4,115,655
Armstrong World Industries, Inc.	21,268	3,211,681
AZEK Co., Inc. (The) *	70,185	3,595,577
Carlisle Cos., Inc.	22,302	8,685,737
Fortune Brands Innovations, Inc.	60,692	4,349,796
Simpson Manufacturing Co., Inc.	20,563	3,454,584
Trex Co., Inc. *	52,269	3,806,751
UFP Industries, Inc.	29,726	3,437,812
Zurn Elkay Water Solutions Corp.	70,336	2,774,052
		45,177,666
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	14,432	2,712,350
Blue Owl Capital, Inc.	239,709	6,234,831
Cohen & Steers, Inc.	12,669	1,122,854
Evercore, Inc., Class A	17,501	5,097,516
Federated Hermes, Inc.	40,375	1,605,714
Freedom Holding Corp. (Kazakhstan) * (a)	8,317	1,171,366
Hamilton Lane, Inc., Class A	18,895	3,007,706
Houlihan Lokey, Inc.	25,256	4,589,520
Interactive Brokers Group, Inc., Class A	51,305	11,155,759
Invesco Ltd.	156,985	3,018,822
Janus Henderson Group plc	62,297	2,799,004
Jefferies Financial Group, Inc.	78,448	6,031,867
Lazard, Inc.	43,509	2,365,584
MarketAxess Holdings, Inc.	18,229	4,021,864
Morningstar, Inc.	12,813	4,210,864
Robinhood Markets, Inc., Class A *	247,132	12,838,507
SEI Investments Co.	54,265	4,698,264
Stifel Financial Corp.	48,307	5,596,366
TPG, Inc.	42,158	2,835,126
Tradeweb Markets, Inc., Class A	55,915	7,095,614
		92,209,498
Chemicals — 2.2%
Arcadium Lithium plc (Argentina) *	515,851	2,960,985
Ashland, Inc.	22,576	1,433,350
Avient Corp.	43,877	1,882,323
Axalta Coating Systems Ltd. *	99,451	3,574,269
Balchem Corp.	15,516	2,481,939
Cabot Corp.	26,535	2,294,482
Element Solutions, Inc.	108,911	2,810,993
FMC Corp.	60,047	3,349,422
HB Fuller Co.	26,003	1,641,569
Huntsman Corp.	79,937	1,345,340
Mosaic Co. (The)	154,689	4,314,276
NewMarket Corp.	3,454	1,720,161
Olin Corp.	57,482	1,683,648
RPM International, Inc.	62,072	7,858,315

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)	20,595	1,461,421
Sensient Technologies Corp.	20,331	1,535,194
		42,347,687
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A *	29,564	3,179,312
Clean Harbors, Inc. *	24,572	5,725,276
MSA Safety, Inc.	17,894	2,947,679
Tetra Tech, Inc.	127,885	4,706,168
		16,558,435
Communications Equipment — 0.5%
Ciena Corp. *	69,319	6,040,458
Lumentum Holdings, Inc. *	32,185	2,737,656
		8,778,114
Construction & Engineering — 2.3%
AECOM	65,516	6,908,007
API Group Corp. *	90,213	3,441,626
Arcosa, Inc.	23,370	2,367,381
Comfort Systems USA, Inc.	17,186	7,505,986
EMCOR Group, Inc.	22,683	10,163,345
Fluor Corp. *	81,835	3,945,265
MasTec, Inc. *	29,495	4,279,430
Valmont Industries, Inc.	9,512	3,155,701
WillScot Holdings Corp. *	92,417	3,424,974
		45,191,715
Construction Materials — 0.4%
Eagle Materials, Inc.	16,430	4,218,238
Summit Materials, Inc., Class A *	57,285	2,996,579
		7,214,817
Consumer Finance — 1.2%
Ally Financial, Inc.	130,490	5,085,195
Credit Acceptance Corp. *	2,848	1,446,129
FirstCash Holdings, Inc.	19,102	2,084,983
OneMain Holdings, Inc.	54,304	3,016,044
SLM Corp.	105,538	2,945,566
SoFi Technologies, Inc. *	500,698	7,901,015
		22,478,932
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	188,869	3,786,824
BJ's Wholesale Club Holdings, Inc. *	59,245	5,868,217
Casey's General Stores, Inc.	17,951	7,571,193
Maplebear, Inc. *	70,442	3,400,940
Performance Food Group Co. *	74,815	6,756,543
Sprouts Farmers Market, Inc. *	48,362	7,657,639

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
US Foods Holding Corp. *	110,627	7,846,773
Walgreens Boots Alliance, Inc.	344,989	3,546,487
		46,434,616
Containers & Packaging — 1.1%
AptarGroup, Inc.	31,628	4,970,340
Berry Global Group, Inc.	55,698	3,783,008
Graphic Packaging Holding Co.	147,156	4,036,489
Greif, Inc., Class A	12,350	756,067
Sealed Air Corp.	69,446	2,418,804
Silgan Holdings, Inc.	39,656	2,181,873
Sonoco Products Co.	47,051	2,241,510
		20,388,091
Distributors — 0.2%
LKQ Corp.	128,666	4,810,822
Diversified Consumer Services — 1.2%
ADT, Inc.	144,430	1,109,222
Bright Horizons Family Solutions, Inc. *	27,648	3,389,645
Duolingo, Inc. *	17,657	6,426,971
Grand Canyon Education, Inc. *	13,537	2,377,639
H&R Block, Inc.	67,154	3,714,288
Service Corp. International	70,183	5,482,696
		22,500,461
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	84,547	2,713,959
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. * (a)	87,493	1,770,858
Cogent Communications Holdings, Inc.	21,077	1,587,941
Frontier Communications Parent, Inc. *	87,863	3,141,981
Iridium Communications, Inc.	50,182	1,442,733
Liberty Global Ltd., Class A (Belgium) *	79,876	919,373
Liberty Global Ltd., Class C (Belgium) *	73,030	856,642
Lumen Technologies, Inc. *	478,300	2,362,802
		12,082,330
Electric Utilities — 1.0%
ALLETE, Inc.	27,719	1,818,921
IDACORP, Inc.	25,661	2,821,170
OGE Energy Corp.	96,599	4,079,376
Otter Tail Corp.	19,936	1,535,869
Pinnacle West Capital Corp.	54,688	4,755,669
Portland General Electric Co.	49,628	2,041,696
TXNM Energy, Inc.	43,506	2,103,515
		19,156,216
Electrical Equipment — 1.4%
Acuity Brands, Inc.	14,892	4,949,952
Atkore, Inc.	17,633	1,436,031

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
EnerSys	19,422	1,885,293
Generac Holdings, Inc. *	29,117	4,348,042
NEXTracker, Inc., Class A *	61,376	3,094,578
nVent Electric plc	79,610	5,181,815
Regal Rexnord Corp.	31,929	5,068,090
Sensata Technologies Holding plc	72,780	1,976,705
		27,940,506
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	17,976	2,068,678
Arrow Electronics, Inc. *	25,617	2,985,661
Avnet, Inc.	43,556	2,250,103
Badger Meter, Inc.	14,121	3,020,623
Belden, Inc.	19,574	2,279,784
Cognex Corp.	78,874	3,147,073
Coherent Corp. *	72,253	6,538,174
Fabrinet (Thailand) *	17,507	3,785,188
Insight Enterprises, Inc. *	13,412	2,316,923
IPG Photonics Corp. *	12,635	926,524
Jabil, Inc.	52,963	8,601,721
Littelfuse, Inc.	12,003	2,861,035
Novanta, Inc. *	17,180	2,571,159
Sanmina Corp. *	26,694	2,235,089
TD SYNNEX Corp.	23,766	3,386,893
Vontier Corp.	74,285	2,863,687
		51,838,315
Energy Equipment & Services — 0.7%
ChampionX Corp.	91,469	2,619,672
Helmerich & Payne, Inc.	47,475	1,499,735
NOV, Inc.	189,410	2,736,975
Patterson-UTI Energy, Inc.	179,895	1,451,753
Transocean Ltd. * (a)	375,194	1,470,760
Valaris Ltd. *	30,161	1,445,918
Weatherford International plc	35,247	2,218,799
		13,443,612
Entertainment — 0.9%
Endeavor Group Holdings, Inc., Class A (a)	89,265	2,729,724
Madison Square Garden Sports Corp. *	8,137	1,789,082
Playtika Holding Corp.	34,005	243,816
Roku, Inc. *	57,865	4,788,907
TKO Group Holdings, Inc. *	34,009	5,278,537
Warner Music Group Corp., Class A	64,870	2,062,866
		16,892,932
Financial Services — 2.5%
Affirm Holdings, Inc. *	109,948	6,714,524
Enact Holdings, Inc.	14,106	476,501
Essent Group Ltd.	51,387	2,993,293

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Euronet Worldwide, Inc. *	20,863	2,055,005
Jackson Financial, Inc., Class A	33,364	3,144,223
MGIC Investment Corp.	128,049	3,270,371
Mr. Cooper Group, Inc. *	29,247	3,036,131
PennyMac Financial Services, Inc.	13,453	1,408,395
Radian Group, Inc.	72,853	2,478,459
Remitly Global, Inc. *	69,719	1,638,397
Shift4 Payments, Inc., Class A *	30,720	3,681,792
Toast, Inc., Class A *	197,430	8,078,836
Voya Financial, Inc.	48,421	3,437,407
Western Union Co. (The)	162,848	1,680,591
WEX, Inc. *	19,168	3,524,804
		47,618,729
Food Products — 1.1%
Darling Ingredients, Inc. *	76,711	2,873,594
Flowers Foods, Inc.	96,418	1,884,972
Freshpet, Inc. *	21,790	3,485,311
Ingredion, Inc.	31,380	4,281,487
J & J Snack Foods Corp.	7,271	997,799
Lancaster Colony Corp.	9,810	1,655,339
Pilgrim's Pride Corp. *	19,985	930,102
Post Holdings, Inc. *	26,180	2,779,269
Simply Good Foods Co. (The) *	43,326	1,646,388
		20,534,261
Gas Utilities — 0.8%
MDU Resources Group, Inc.	89,961	1,603,105
National Fuel Gas Co.	44,194	3,094,906
New Jersey Resources Corp.	47,577	2,281,317
ONE Gas, Inc.	25,130	1,775,183
Southwest Gas Holdings, Inc.	26,701	1,994,031
Spire, Inc.	27,629	1,960,554
UGI Corp.	101,023	3,104,437
		15,813,533
Ground Transportation — 1.6%
Avis Budget Group, Inc. *	8,526	764,782
Knight-Swift Transportation Holdings, Inc.	72,606	4,145,077
Landstar System, Inc.	17,296	2,847,959
Lyft, Inc., Class A *	167,468	2,267,517
Ryder System, Inc.	21,028	3,352,073
Saia, Inc. *	12,782	6,136,766
U-Haul Holding Co. * (a)	3,672	267,579
U-Haul Holding Co.	45,076	2,918,220
XPO, Inc. *	55,879	7,469,346
		30,169,319
Health Care Equipment & Supplies — 2.2%
Dentsply Sirona, Inc.	99,838	1,972,799

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Envista Holdings Corp. *	82,577	1,694,480
Glaukos Corp. *	25,394	3,972,637
Globus Medical, Inc., Class A *	54,268	5,031,729
Haemonetics Corp. *	24,426	1,686,615
Inspire Medical Systems, Inc. *	14,205	2,748,668
Lantheus Holdings, Inc. *	32,929	3,046,262
Masimo Corp. *	21,509	3,747,513
Merit Medical Systems, Inc. *	27,822	3,029,259
Neogen Corp. *	104,212	1,194,270
Penumbra, Inc. *	17,922	4,784,636
Solventum Corp. *	66,721	4,941,357
Teleflex, Inc.	22,636	4,079,913
		41,930,138
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. *	44,026	1,986,013
Chemed Corp.	7,231	4,063,822
CorVel Corp. *	13,477	1,561,311
DaVita, Inc. *	21,442	3,778,081
Encompass Health Corp.	48,090	4,773,894
Ensign Group, Inc. (The)	27,194	3,797,914
HealthEquity, Inc. *	41,218	4,551,292
Henry Schein, Inc. *	61,509	4,920,720
Option Care Health, Inc. *	83,745	2,589,395
PACS Group, Inc. *	11,657	169,376
Select Medical Holdings Corp.	49,167	967,115
Surgery Partners, Inc. *	36,668	934,667
Tenet Healthcare Corp. *	46,643	6,571,532
		40,665,132
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	170,574	2,857,114
Omega Healthcare Investors, Inc.	129,930	4,815,206
		7,672,320
Health Care Technology — 0.2%
Doximity, Inc., Class A *	59,605	3,522,656
Waystar Holding Corp. *	22,407	900,537
		4,423,193
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.	109,026	1,683,361
Ryman Hospitality Properties, Inc.	28,116	2,947,682
		4,631,043
Hotels, Restaurants & Leisure — 4.0%
Aramark	124,482	4,843,595
Boyd Gaming Corp.	32,902	2,521,938
Caesars Entertainment, Inc. *	99,873	3,600,422
Cava Group, Inc. *	34,077	4,602,099

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Choice Hotels International, Inc. (a)	13,466	1,983,946
Churchill Downs, Inc.	33,924	4,192,328
DraftKings, Inc., Class A *	229,602	9,631,804
Hilton Grand Vacations, Inc. *	36,224	1,492,429
Hyatt Hotels Corp., Class A	19,887	3,146,720
Life Time Group Holdings, Inc. *	28,568	828,186
Light & Wonder, Inc. *	43,380	3,813,536
Norwegian Cruise Line Holdings Ltd. *	204,760	5,804,946
Penn Entertainment, Inc. *	65,265	1,344,459
Planet Fitness, Inc., Class A *	41,831	4,524,441
Texas Roadhouse, Inc.	32,178	5,827,436
Travel + Leisure Co.	33,718	1,832,910
United Parks & Resorts, Inc. *	13,308	699,468
Vail Resorts, Inc.	18,263	3,106,902
Wendy's Co. (The)	78,888	1,169,909
Wingstop, Inc.	14,181	4,224,520
Wyndham Hotels & Resorts, Inc.	38,472	4,040,329
Wynn Resorts Ltd.	46,352	4,025,671
		77,257,994
Household Durables — 1.9%
Champion Homes, Inc. *	27,458	2,535,197
Installed Building Products, Inc.	11,496	2,285,865
KB Home	32,256	2,164,378
Meritage Homes Corp.	35,022	2,727,163
Mohawk Industries, Inc. *	25,641	3,135,895
Newell Brands, Inc.	189,370	1,886,125
Taylor Morrison Home Corp. *	47,994	3,093,693
Tempur Sealy International, Inc.	82,008	5,177,985
Toll Brothers, Inc.	49,662	6,744,596
TopBuild Corp. *	14,209	4,869,140
Whirlpool Corp.	26,398	2,772,054
		37,392,091
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	26,231	724,238
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc.	16,126	395,571
Clearway Energy, Inc., Class C	39,699	1,029,395
Ormat Technologies, Inc.	25,783	1,653,979
Talen Energy Corp. *	22,238	4,930,832
		8,009,777
Industrial REITs — 1.0%
Americold Realty Trust, Inc.	125,936	2,751,702
EastGroup Properties, Inc.	23,148	3,926,364
First Industrial Realty Trust, Inc.	60,155	3,211,675
Rexford Industrial Realty, Inc.	97,800	3,976,548

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — continued
STAG Industrial, Inc.	87,569	2,993,108
Terreno Realty Corp.	45,464	2,974,255
		19,833,652
Insurance — 3.8%
Assurant, Inc.	25,069	5,394,598
Assured Guaranty Ltd.	25,396	2,402,461
Axis Capital Holdings Ltd.	37,698	3,431,272
Brighthouse Financial, Inc. *	30,021	1,852,596
Enstar Group Ltd. *	5,539	1,811,198
Erie Indemnity Co., Class A	12,143	4,893,022
First American Financial Corp.	49,411	3,123,763
Globe Life, Inc.	44,458	5,427,877
Hanover Insurance Group, Inc. (The)	17,175	2,629,321
Kemper Corp.	29,604	1,988,797
Kinsale Capital Group, Inc.	10,663	4,712,406
Lincoln National Corp.	81,255	2,856,926
Old Republic International Corp.	121,933	4,460,309
Primerica, Inc.	16,557	4,804,345
RenaissanceRe Holdings Ltd. (Bermuda)	24,833	5,775,659
RLI Corp.	39,412	2,890,870
Ryan Specialty Holdings, Inc.	50,591	3,368,349
Selective Insurance Group, Inc.	29,192	2,455,923
Unum Group	84,847	6,469,584
White Mountains Insurance Group Ltd.	1,229	2,374,993
		73,124,269
Interactive Media & Services — 1.0%
IAC, Inc. *	36,761	1,556,093
Match Group, Inc.	127,834	4,563,674
Reddit, Inc., Class A *	50,702	10,117,584
Trump Media & Technology Group Corp. * (a)	34,274	1,091,970
ZoomInfo Technologies, Inc. *	135,973	1,399,162
		18,728,483
IT Services — 0.4%
ASGN, Inc. *	22,030	1,943,266
DXC Technology Co. *	85,909	1,865,944
Kyndryl Holdings, Inc. *	109,892	4,171,500
		7,980,710
Leisure Products — 0.7%
Acushnet Holdings Corp.	14,225	929,177
Brunswick Corp.	32,518	2,193,014
Hasbro, Inc.	63,240	3,657,801
Mattel, Inc. *	165,597	3,086,728
Polaris, Inc.	25,733	1,227,464
YETI Holdings, Inc. *	41,060	1,529,896
		12,624,080

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc., Class A *	10,007	3,611,326
Bruker Corp.	45,557	2,649,140
Charles River Laboratories International, Inc. *	24,664	4,063,641
Medpace Holdings, Inc. *	12,122	4,232,396
Repligen Corp. *	25,206	4,189,489
Sotera Health Co. *	61,876	848,320
Tempus AI, Inc. * (a)	28,155	1,615,815
		21,210,127
Machinery — 4.7%
AGCO Corp.	30,152	3,148,773
Allison Transmission Holdings, Inc.	42,149	4,954,193
Chart Industries, Inc. *	20,600	4,358,754
Crane Co.	23,477	3,998,603
Donaldson Co., Inc.	58,087	4,135,214
Esab Corp.	27,289	3,379,470
Federal Signal Corp.	29,354	2,885,792
Flowserve Corp.	63,214	3,958,461
Franklin Electric Co., Inc.	19,353	1,935,106
Gates Industrial Corp. plc *	90,005	1,862,203
Graco, Inc.	81,244	6,838,308
ITT, Inc.	39,512	5,967,102
JBT Marel Corp.	15,310	2,036,230
Lincoln Electric Holdings, Inc.	27,561	5,478,576
Middleby Corp. (The) *	25,788	4,413,358
Mueller Industries, Inc.	52,943	4,169,261
Nordson Corp.	24,664	5,431,506
Oshkosh Corp.	31,299	3,643,204
RBC Bearings, Inc. *	13,789	4,808,914
SPX Technologies, Inc. *	22,208	3,298,332
Terex Corp.	32,263	1,551,528
Timken Co. (The)	32,424	2,602,674
Toro Co. (The)	50,031	4,166,081
Watts Water Technologies, Inc., Class A	13,158	2,720,811
		91,742,454
Marine Transportation — 0.2%
Kirby Corp. *	28,028	3,059,256
Media — 0.9%
Liberty Broadband Corp., Class A *	8,191	622,762
Liberty Broadband Corp., Class C *	52,323	4,011,081
New York Times Co. (The), Class A	75,129	4,079,505
Nexstar Media Group, Inc.	14,945	2,289,873
Paramount Global, Class B (a)	270,713	2,945,357
Sirius XM Holdings, Inc. (a)	116,163	2,789,074
		16,737,652
Metals & Mining — 1.9%
Alcoa Corp.	118,379	4,181,146

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
ATI, Inc. *	67,964	3,880,065
Carpenter Technology Corp.	23,663	4,568,379
Cleveland-Cliffs, Inc. *	235,145	2,407,885
Commercial Metals Co.	55,357	2,684,261
Hecla Mining Co.	283,553	1,610,581
MP Materials Corp. *	45,903	1,008,030
Reliance, Inc.	26,803	7,759,468
Royal Gold, Inc.	31,680	4,429,497
United States Steel Corp.	107,356	3,956,069
		36,485,381
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	424,994	4,237,190
Blackstone Mortgage Trust, Inc., Class A (a)	79,191	1,425,438
Rithm Capital Corp.	247,514	2,848,886
Starwood Property Trust, Inc.	152,089	2,942,922
		11,454,436
Multi-Utilities — 0.2%
Avista Corp.	37,597	1,376,802
Black Hills Corp.	33,210	1,950,423
Northwestern Energy Group, Inc.	27,733	1,495,086
		4,822,311
Office REITs — 0.4%
Cousins Properties, Inc.	72,506	2,213,608
Kilroy Realty Corp.	55,578	2,168,654
Vornado Realty Trust	82,797	3,581,798
		7,964,060
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	163,572	2,623,695
Antero Resources Corp. *	141,502	5,280,855
APA Corp.	177,940	3,902,224
California Resources Corp.	28,476	1,401,019
Chord Energy Corp.	29,593	3,327,733
Civitas Resources, Inc.	35,061	1,779,696
Comstock Resources, Inc. *	42,138	782,081
DT Midstream, Inc.	46,723	4,722,761
Expand Energy Corp.	96,664	9,821,063
HF Sinclair Corp.	80,153	2,891,920
Magnolia Oil & Gas Corp., Class A	83,153	1,970,726
Matador Resources Co.	56,988	3,305,304
Murphy Oil Corp.	73,432	1,955,494
Ovintiv, Inc.	128,120	5,409,227
PBF Energy, Inc., Class A	49,807	1,457,353
Peabody Energy Corp.	57,578	1,045,041
Permian Resources Corp.	302,799	4,436,005

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Range Resources Corp.	115,559	4,280,305
SM Energy Co.	55,150	2,093,494
		62,485,996
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	30,917	3,616,362
Passenger Airlines — 0.5%
Alaska Air Group, Inc. *	61,754	4,523,480
American Airlines Group, Inc. *	292,813	4,954,396
		9,477,876
Personal Care Products — 0.5%
BellRing Brands, Inc. *	62,843	4,860,906
Coty, Inc., Class A *	184,153	1,349,842
elf Beauty, Inc. *	25,554	2,553,100
Interparfums, Inc.	8,711	1,228,425
		9,992,273
Pharmaceuticals — 1.0%
Axsome Therapeutics, Inc. *	18,991	2,021,782
Elanco Animal Health, Inc. *	237,186	2,853,348
Intra-Cellular Therapies, Inc. *	47,042	5,978,097
Jazz Pharmaceuticals plc *	30,298	3,768,162
Organon & Co.	123,149	1,916,198
Perrigo Co. plc	65,288	1,626,324
Prestige Consumer Healthcare, Inc. *	23,858	1,831,579
		19,995,490
Professional Services — 2.3%
Alight, Inc., Class A	200,124	1,370,849
Amentum Holdings, Inc. *	59,845	1,254,950
CACI International, Inc., Class A *	10,723	4,141,866
Clarivate plc *	184,390	999,394
Dun & Bradstreet Holdings, Inc.	129,347	1,590,968
ExlService Holdings, Inc. *	78,110	3,925,809
Exponent, Inc.	24,369	2,233,906
FTI Consulting, Inc. *	17,072	3,335,015
Genpact Ltd.	74,630	3,633,735
Insperity, Inc.	17,319	1,299,098
KBR, Inc.	64,846	3,528,919
ManpowerGroup, Inc.	23,146	1,393,852
Maximus, Inc.	29,415	2,214,655
Parsons Corp. *	22,643	1,794,911
Paylocity Holding Corp. *	21,047	4,325,579
Robert Half, Inc.	50,418	3,266,582
Science Applications International Corp.	24,603	2,664,013
TriNet Group, Inc.	15,371	1,435,498
		44,409,599

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	15,017	1,146,848
Jones Lang LaSalle, Inc. *	22,855	6,463,394
		7,610,242
Residential REITs — 0.4%
American Homes 4 Rent, Class A	154,495	5,350,162
Independence Realty Trust, Inc.	108,161	2,077,773
		7,427,935
Retail REITs — 1.0%
Agree Realty Corp.	51,478	3,735,758
Brixmor Property Group, Inc.	144,680	3,770,361
Federal Realty Investment Trust	40,006	4,345,852
Kite Realty Group Trust	105,695	2,446,839
NNN REIT, Inc.	87,896	3,462,223
Phillips Edison & Co., Inc.	58,975	2,142,562
		19,903,595
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc. (Japan) *	59,394	1,430,801
Amkor Technology, Inc.	56,894	1,400,161
Astera Labs, Inc. *	12,075	1,224,647
Cirrus Logic, Inc. *	25,970	2,608,427
Lattice Semiconductor Corp. *	66,299	3,780,369
MACOM Technology Solutions Holdings, Inc. *	27,510	3,638,197
MKS Instruments, Inc.	27,928	3,163,684
Onto Innovation, Inc. *	23,673	4,847,283
Power Integrations, Inc.	27,171	1,693,297
Qorvo, Inc. *	46,109	3,826,125
Rambus, Inc. *	51,742	3,188,342
Silicon Laboratories, Inc. *	15,252	2,068,019
Universal Display Corp.	22,776	3,414,578
		36,283,930
Software — 5.2%
Altair Engineering, Inc., Class A *	27,360	3,019,176
Aurora Innovation, Inc. *	471,615	3,206,982
Bill Holdings, Inc. *	47,310	4,578,189
Blackbaud, Inc. *	20,288	1,565,219
BlackLine, Inc. *	24,469	1,562,346
Box, Inc., Class A *	69,865	2,332,792
CCC Intelligent Solutions Holdings, Inc. *	156,494	1,738,648
Commvault Systems, Inc. *	21,073	3,356,086
Confluent, Inc., Class A *	116,253	3,450,389
Dolby Laboratories, Inc., Class A	28,432	2,380,611
DoubleVerify Holdings, Inc. *	69,929	1,441,237
Dropbox, Inc., Class A *	115,045	3,698,697
Elastic NV *	41,207	4,639,084
Gitlab, Inc., Class A *	55,951	4,070,995
Guidewire Software, Inc. *	40,142	8,480,800

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Informatica, Inc., Class A *	63,850	1,639,668
Manhattan Associates, Inc. *	29,568	6,167,589
Nutanix, Inc., Class A *	120,255	8,269,335
Pegasystems, Inc.	19,931	2,158,328
Procore Technologies, Inc. *	41,495	3,301,342
Qualys, Inc. *	17,740	2,473,134
QXO, Inc. (a)	163,501	2,172,928
Samsara, Inc., Class A *	107,778	5,550,567
SentinelOne, Inc., Class A *	130,176	3,117,715
SPS Commerce, Inc. *	17,594	3,249,260
Tenable Holdings, Inc. *	57,262	2,467,420
Teradata Corp. *	46,399	1,480,592
UiPath, Inc., Class A *	213,203	3,031,747
Unity Software, Inc. *	143,215	3,179,373
Workiva, Inc. *	24,538	2,410,122
		100,190,371
Specialized REITs — 1.2%
CubeSmart	108,007	4,503,892
EPR Properties	36,255	1,671,355
Gaming and Leisure Properties, Inc.	125,711	6,083,155
Lamar Advertising Co., Class A	41,935	5,301,423
National Storage Affiliates Trust	33,259	1,235,572
PotlatchDeltic Corp.	38,127	1,705,421
Rayonier, Inc.	67,799	1,772,266
		22,273,084
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A *	23,977	2,862,374
Academy Sports & Outdoors, Inc.	33,395	1,746,892
Asbury Automotive Group, Inc. *	9,723	2,884,620
AutoNation, Inc. *	12,859	2,424,565
Bath & Body Works, Inc.	107,217	4,032,431
Dick's Sporting Goods, Inc.	27,913	6,700,516
Five Below, Inc. *	26,317	2,468,008
Floor & Decor Holdings, Inc., Class A *	51,246	5,129,725
GameStop Corp., Class A *	196,176	5,277,134
Gap, Inc. (The)	107,665	2,591,497
Group 1 Automotive, Inc.	6,502	2,968,098
Lithia Motors, Inc., Class A	13,243	4,980,692
Murphy USA, Inc.	9,640	4,848,052
Penske Automotive Group, Inc.	9,558	1,583,092
RH *	7,202	3,018,430
Signet Jewelers Ltd.	21,219	1,256,801
Valvoline, Inc. *	62,059	2,303,010
Williams-Sonoma, Inc.	58,529	12,371,275
		69,447,212

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A *	148,001	10,032,988
Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	16,364	1,444,941
Crocs, Inc. *	28,894	2,949,211
PVH Corp.	27,297	2,445,811
Ralph Lauren Corp.	19,267	4,810,970
Skechers U.S.A., Inc., Class A *	64,433	4,854,382
Tapestry, Inc.	110,426	8,054,472
Under Armour, Inc., Class A *	91,043	760,209
Under Armour, Inc., Class C *	73,143	550,767
VF Corp.	158,664	4,120,504
		29,991,267
Trading Companies & Distributors — 1.9%
Air Lease Corp.	50,328	2,325,154
Applied Industrial Technologies, Inc.	18,634	4,845,399
Beacon Roofing Supply, Inc. *	30,273	3,582,507
Core & Main, Inc., Class A *	87,254	4,924,616
FTAI Aviation Ltd.	47,761	4,801,413
GATX Corp.	16,940	2,803,062
Herc Holdings, Inc.	12,792	2,609,056
MSC Industrial Direct Co., Inc., Class A	21,291	1,712,009
Rush Enterprises, Inc., Class A	29,712	1,805,004
Rush Enterprises, Inc., Class B	3,766	215,867
SiteOne Landscape Supply, Inc. *	21,459	3,053,616
WESCO International, Inc.	21,408	3,960,480
		36,638,183
Water Utilities — 0.4%
American States Water Co.	17,833	1,328,558
California Water Service Group	27,748	1,256,707
Essential Utilities, Inc.	120,677	4,281,620
		6,866,885
Total Common Stocks (Cost $1,629,607,547)		1,912,762,598
Short-Term Investments — 2.6%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (b) (c) (Cost $18,514,330)	18,514,330	18,514,330

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $31,526,655)	31,526,655	31,526,655
Total Short-Term Investments (Cost $50,040,985)		50,040,985
Total Investments — 101.6% (Cost $1,679,648,532)		1,962,803,583
Liabilities in Excess of Other Assets — (1.6)%		(30,439,041)
NET ASSETS — 100.0%		1,932,364,542

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $30,783,188.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	60	03/21/2025	USD	19,493,400	298,402

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,962,803,583	$—	$—	$1,962,803,583
Appreciation in Other Financial Instruments
Futures Contracts (a)	$298,402	$—	$—	$298,402

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$46,831,039	$87,555,891	$102,860,275	$—	$—	$31,526,655	31,526,655	$517,578	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	8,076,683	25,998,254	15,560,607	—	—	18,514,330	18,514,330	188,270	—
Total	$54,907,722	$113,554,145	$118,420,882	$—	$—	$50,040,985		$705,848	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.